TAXATION - Movement of Valuation Allowances (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION
At beginning of year	¥ (114,620,700)	¥ (86,443,363)	¥ (66,223,501)
Current year additions	(62,415,889)	(29,565,816)	(42,043,420)
Utilization and reversal of valuation allowances	32,719,772	1,388,479	21,823,558
At end of year	¥ (144,316,817)	¥ (114,620,700)	¥ (86,443,363)